Cover	Jul. 01, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to amend and supplement “Item 9.01 - Financial Statements and Exhibits,” included in the initial report on Form 8-K filed by Houston American Energy Corp. (the “Company”) on July 1, 2025 (the “Initial Filing”). In the Initial Filing, in connection with the share exchange where the Company acquired all of the outstanding units of Abundia Global Impact Group , LLC, a Delaware limited liability company (“AGIG”), from the AGIG unitholders in exchange for issuing to the AGIG unitholders an aggregate of 31,778,032 shares of common stock, par value $0.001 of the Company, the Company stated that the financial statements and the unaudited pro forma financial information of the acquired business required to be filed under Item 9.01 of Form 8-K would be filed by amendment no later than 71 days following the date that the Initial filing was required to be filed. Accordingly, this Amendment No. 1 amends Item 9.01 of the Initial Filing solely to include the financial statements and pro forma financial information required to be filed under Item 9.01 of Form 8-K, which are filed as exhibits hereto. The information previously reported on the Initial Filing is incorporated by reference into this Amendment No. 1. Except as provided herein, the disclosures included in the Initial Filing remain unchanged.
Document Period End Date	Jul. 01, 2025
Entity File Number	1-32955
Entity Registrant Name	HOUSTON AMERICAN ENERGY CORP.
Entity Central Index Key	0001156041
Entity Tax Identification Number	76-0675953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 Travis Street
Entity Address, Address Line Two	Suite 1425
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	222-6966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HUSA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false